FINANCE RECEIVABLES (Details 6) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Activity in the liability for unpaid claims and claim adjustment expenses for health and life coverage for debt protection and reinsurance
Balance, beginning of period	$ 1,759,026	$ 653,926	$ 627,106
Claim amount incurred, related to
Prior periods	962,354	906,342	281,310
Current period	1,980,567	984,708	186,067
Total	2,942,921	1,891,050	467,377
Claim amount paid, related to
Prior periods	564,645	376,690	265,167
Current period	1,162,064	409,260	175,390
Total	1,726,709	785,950	440,557
Balance, end of period	$ 2,975,238	$ 1,759,026	$ 653,926